Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000001376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	$ 10,000		$ 9,948	$ 9,967	$ 10,334	$ 10,460	$ 10,928	$ 9,974	$ 9,858	$ 10,076	$ 10,084	$ 10,609
C000001378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,550		9,573	9,671	10,096	10,304	10,848	9,971	9,933	10,233	10,321	10,959
C000000023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,047	10,171	10,641	10,885	11,484	10,579	10,560	10,902	11,018	11,722
C000130450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,005,163	1,018,261	1,066,607	1,090,925	1,151,343	1,058,562	1,055,514	1,089,464	1,102,259	1,173,900
C000073387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,049	10,177	10,658	10,898	11,500	10,595	10,588	10,926	11,046	11,756
Bloomberg U S Municipal Bond C000130450 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,014,600	1,025,862	1,091,517	1,134,960	1,188,757	1,108,040	1,113,470	1,143,199	1,166,406	1,244,200
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,146	$ 10,259	$ 10,915	$ 11,350	$ 11,888	$ 11,080	$ 11,135	$ 11,432	$ 11,664	$ 12,442